Related Parties Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Summary of Related Parties
a.
The Company engages in business transactions with the following related parties:

Company	Relationship
Taiwan International Standard Electronics Co., Ltd.	Associate
So-net Entertainment Taiwan Limited	Associate
KKBOX Taiwan Co., Ltd.	Associate
KingwayTek Technology Co., Ltd.	Associate
UUPON Inc.	Associate (Note 1)
Taiwan International Ports Logistics Corporation	Associate
International Integrated Systems, Inc.	Subsidiary (Note 2)
Senao Networks, Inc.	Associate
EnRack Tech. Co., Ltd.	Subsidiary of the Company’s associate, Senao Networks, Inc.
Emplus Technologies, Inc.	Subsidiary of the Company’s associate, Senao Networks, Inc.
ST-2 Satellite Ventures Pte., Ltd.	Associate
CHT Infinity Singapore Pte. Ltd.	Associate
Viettel-CHT Co., Ltd.	Associate
Click Force Co., Ltd.	Associate
Alliance Digital Tech Co., Ltd.	Associate (Note 3)
Chunghwa PChome Fund I Co., Ltd.	Associate
Cornerstone Ventures Co., Ltd.	Associate
Next Commercial Bank Co., Ltd.	Associate
WiAdvance Technology Corporation	Associate

AgriTalk Technology Inc.	Associate (Note 4)
Imedtac Co., Ltd.	Associate (Note 4)
Baohwa Trust Co., Ltd.	Associate
Chunghwa SEA Holdings	Joint venture
Other related parties
Chunghwa Telecom Foundation	A nonprofit organization of which the funds donated by Chunghwa exceeds one third of its total funds
Senao Technical and Cultural Foundation	A nonprofit organization of which the funds donated by SENAO exceeds one third of its total funds
Sochamp Technology Co., Ltd.	Investor of significant influence over CHST
E-Life Mall Co., Ltd.	Substantial related party of SENAO
Engenius Technologies Co., Ltd.	Substantial related party of SENAO
Cheng Keng Investment Co., Ltd.	Substantial related party of SENAO
Cheng Feng Investment Co., Ltd.	Substantial related party of SENAO
All Oriented Investment Co., Ltd.	Substantial related party of SENAO

(Continued)

Company	Relationship
Hwa Shun Investment Co., Ltd.	Substantial related party of SENAO
Yu Yu Investment Co., Ltd.	Substantial related party of SENAO
Divine Fine Foods & Wine Inc.	Substantial related party of SENAO (Note 5)
Kangsin Co., Ltd.	Substantial related party of SENAO
United Daily News Co., Ltd.	Investor of significant influence over SFD
Shenzhen Century Communication Co., Ltd.	Investor of significant influence over SCT
Advantech Co., Ltd.	Investor of significant influence over IISI
Chunghwa Post Co., Ltd.	Government-related entity as Chunghwa Telecom

(Concluded)

Note 1: UUPON was previously an associate. As the Company did not participate in the capital increase of UUPON in October 2020; therefore, the Company lost its significant influence over UUPON. Since then, UUPON was no longer a related party of the Company. Please refer to Note 15.

Note 2: IISI was an associate and has become a subsidiary starting from July 1, 2020 (“acquisition date”). Please refer to Note 14(c). All transactions within the Company were eliminated upon consolidation since the acquisition date.

Note 3: ADT completed its liquidation in August 2021. Please refer to Note 15.

Note 4: ATT and IME were previously treated as financial assets at FVOCI. As the Company acquired seats in the Board of Directors of each company and has significant influence over ATT and IME in July and August 2021, respectively, these investments are reclassified as associates. Please refer to Note 15.

Note 5: Divine Fine Foods & Wine Inc. replaced its responsible persons in October 2021. Since then, Divine Fine Foods & Wine Inc. is no longer a related party of the Company.

1)
Operating transactions

	Revenues
	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Associates	$1,508	$499	$417
Others	66	55	61
	$1,574	$554	$478

	Operating Costs and Expenses
	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Associates	$715	$853	$1,247
Others	68	74	80
	$783	$927	$1,327

2)
Non-operating transactions

	Non-operating Income and Expenses
	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
		(In Millions)
Associates	$37	$38	$37
Others	3	3	2
	$40	$41	$39

3)
Receivables

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Associates	$35	$70
Others	6	5
	$41	$75

4)
Payables

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Associates	$386	$534
Others	6	5
	$392	$539

5)
Customers’ deposits

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Associates	$16	$69
Others	—	—
	$16	$69

6)
Acquisition of property, plant and equipment

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Associates	$375	$398	$32

7)
Acquisition of intangible assets

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Associates	$—	$—	$1

8)
Disposal of property, plant and equipment and investment properties

	Proceeds
	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Associates	$—	$10	$—
Others (Chunghwa Post Co., Ltd.)	386	—	—
	$386	$10	$—

	Gain on Disposal
	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Associates	$—	$2	$—
Others (Chunghwa Post Co., Ltd.)	310	—	—
	$310	$2	$—

Summary of Lease Liabilities

The lease liabilities of ST-2 Satellite Ventures Pte., Ltd. as of December 31, 2021 and 2022 were as follows:

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Lease liabilities - current	$173	$194
Lease liabilities - noncurrent	1,741	1,761
	$1,914	$1,955

Compensation of Directors and Other Key Management Personnel

The compensation of directors and other key management personnel for the years ended December 31, 2020, 2021 and 2022 were as follows:

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
		(In Millions)
Short-term employee benefits	$290	$321	$360
Post-employment benefits	11	7	8
Share-based payment	—	2	2
Termination benefits	—	—	—
	$301	$330	$370